25. REGULATORY CHARGES (Tables)	12 Months Ended
Dec. 31, 2019
Net movement in regulatory deferral account balances related to profit or loss [abstract]
Schedule of information about amounts recognised in relation to regulatory deferral account balances
	2019	2018
Liabilities
Global Reversion Reserve (RGR)	31	29
Energy Development Account (CDE)	58	122
Regulator inspection fee – ANEEL	3	2
Energy Efficiency Program	255	258
Research and development (R&D)	199	225
Energy System Expansion Research	3	2
National Scientific and Technological Development Fund	6	5
Proinfa – Alternative Energy Program	8	7
Royalties for use of water resources	10	6
Emergency capacity charge	26	31
Others	5	6
	604	693
Current liabilities	457	514
Non-current liabilities	147	179